Restricted Deposits (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Restricted Deposits [Line Items]
Total Restricted Deposits		₩ 1,126,975	₩ 991,634
Cash and Cash Equivalents
Restricted Deposits [Line Items]
Escrow accounts		0	53
Deposits for government project		12,747	15,365
Collateral provided for borrowings		100,998	79,569
Collateral provided for lawsuit		3	2
Deposits for transmission regional support program		4,337	2,320
Decommissioning costs of nuclear power plants		604	0
Financial assets available-for-sale
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		0	214,156
Short-term financial instruments
Restricted Deposits [Line Items]
Bidding guarantees		0	119
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises		34,000	34,000
Long-term financial instruments
Restricted Deposits [Line Items]
Escrow accounts		69	0
Decommissioning costs of nuclear power plants		245,896	337,234
Guarantee deposits for checking account		0	2
Guarantee deposits for banking accounts at oversea branches		315	302
Funds for developing small and medium enterprises	[1]	200,000	200,000
Current Financial assets at fair value through other comprehensive income
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		29,451	0
Non-Current Financial assets at fair value through other comprehensive income
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		498,555	0
Financial assets at fair value through other comprehensive income
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants		₩ 0	₩ 108,512

[1]	Deposits for small and medium enterprise at IBK and others for construction of Bitgaram Energy Valley and support for the high potential businesses as of December 31, 2017 and 2018.